Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 811,095	$ 802,323	$ 1,613,418
UNITED STATES | Government of the United States of America United States Nuclear Regulatory Commission
Total		35,400	35,400
UNITED STATES | Government of the United States of America Bureau of Land Management
Total		462,800	462,800
UNITED STATES | State of Wyoming Department of Environmental Quality
Total		160,638	160,638
UNITED STATES | State of Wyoming State Geological Survey
Total		125,000	125,000
UNITED STATES | State of Wyoming Office of State Lands and Investment
Total		11,812	11,812
UNITED STATES | State of Wyoming Deparment of Revenue
Total	682,064		682,064
UNITED STATES | Sweetwater County, Wyoming
Total	123,914	361	124,275
UNITED STATES | Carbon County, Wyoming
Total	4,168	6,265	10,433
UNITED STATES | Fremont County, Wyoming
Total	$ 949	$ 47	$ 996